Earning Per Share - Anti-Dilutive Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Line Items]
Weighted average shares	137	801	801
Weighted average exercise price	$ 44.51	$ 42.07	$ 42.07